Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	C Tactical Dynamic Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	C Tactical Dynamic Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-17
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 187.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.82%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement and Waivers" found in the Financial Highlights, which reflects the Fund's operating expenses and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” that invests principally in a small number (typically about five) of unaffiliated, broad market exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets (also known as “risk quadrants”): U.S. equity markets, non-U.S. developed markets, emerging markets, and tangible assets markets (natural resources and real estate). U.S. equity markets are represented by “broad stock market” ETFs that invest in a broad spectrum of large-, mid- and small-cap stocks, as well as growth and value investment styles.  Non-U.S. developed markets are represented by ETFs that invest in developed international equity markets broadly, including stocks from multiple different countries and all major industry sectors.  Emerging markets are represented by ETFs that invest in emerging market equities broadly, including stocks from multiple different countries and all major industry sectors.  Tangible assets are represented by ETFs that invest in two sub-sectors of the tangible asset space – natural resources and real estate.  In both cases, selected ETFs will be broadly constructed with multiple sub-sectors of natural resources and real estate.

The Fund invests in broad market ETFs in these quadrants, representing the major risk markets globally, with an ETF position in fixed income and cash that can range from 1% to 90% when the Advisor deems the short-term outlook to be relatively less favorable in a particular quadrant.  Portfolio changes are driven by a quantitative marker called a “moving average.”  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs representing a major risk market are retained in the portfolio when they demonstrate a positive trend, as measured by a moving average indicator, and they are removed when the trend turns negative.  When an ETF for a risk quadrant is removed, its assets are invested in a fixed income or cash ETF, not reallocated to another risk quadrant ETF.  Fixed-income ETFs in which the Fund may invest include, but are not limited to, ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s relative exposure to each of the four risk quadrants — domestic equity, developed international equity, emerging markets, and tangible assets (natural resources and real estate) — is reviewed on a monthly cycle, with each quadrant reviewed during a different week throughout the month.  On the first Friday of the month, the ETF for developed international equities is measured against its intermediate term moving average as of the close of markets on Thursday.  If the price of the ETF is higher than its moving average, suggesting a relatively favorable range of outcomes over the subsequent monthly holding period, the ETF is retained in the portfolio until its next scheduled review.  If the international ETF closes below its moving average on Thursday, it is sold on Friday and replaced with an ETF for short-term fixed income and cash reserves.  On the second Friday of the month the ETF for domestic equities is reviewed according to the same process.  The emerging markets ETF is reviewed on the third Friday of the month, while natural resources and real estate are reviewed together on the fourth Friday.  This discipline is repeated every week to determine the one-month allocation for each of the four quadrants in the portfolio.  The objective is to retain exposure to risk markets when their moving average indicator suggests a relatively favorable short-term outlook, while switching to fixed income and cash when the outlook seems less favorable based on the moving average indicator.  Total exposure across the four global equity markets combined (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 10% to 99% depending on the moving average indicators for each ETF representing one of the four global equity markets.  Under normal market conditions, it is expected that exposure to the each of the global equity markets will be as follows:

•           U.S. equity markets – 10% or 40%,

•           non-U.S. developed markets – zero or 24%,

•           emerging markets – zero or 15%, and

•           tangible assets markets – zero or 20%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace.  While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends.  As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends.  The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends.  These risks may be magnified because adjustments in the allocations to ETFs in portfolio of the Fund occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the ETF for that market sector can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
ETF Concentration Risk – While the Fund will invest in broadly diversified ETFs, the Fund will only invest in a very limited number (typically only five) of ETFs.  Therefore, the Fund will be subject to the risk that issues relating to any one ETF may have a greater impact on the Fund than if it were more broadly diversified.

•
Non-U.S. Investment Risk – The Fund will invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Real Estate Investment Trust (“REIT”) Risk – The Fund’s assets will be allocated to ETFs invested in REITs.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

•
Fixed Income Securities Risks – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Natural Resource Risk – The Fund’s ETFs may invest in natural resources, including, without limitation, energy (including gas and petroleum), precious metals (including gold) and forest and agricultural products.  Natural resource prices can swing sharply in response to, among other things, cyclical economic conditions, political events or the monetary policies of various countries.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a tactical investment strategy to complement a long-term buy and hold strategy within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Institutional Class shares’ performance for one year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Important note about performance reflecting the Fund’s prior investment strategy.  The performance shown below reflects a prior investment strategy.  The Fund modified its strategy effective December 18, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500® Index, and S&P Global Natural Resources Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.t-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.79% for the quarter ended December 31, 2013, and the lowest quarterly return was -1.95% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 18, 2014, the Morningstar Global Allocation Index has replaced the Blended Index, MSCI Emerging Markets Index and the S&P Global Natural Resources Index as a more appropriate comparative index for the Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.53%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.25%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012	[1]
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012
Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.19%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.98%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012	[2]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[4]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2013	rr_AnnualReturn2013	7.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%

[1]	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500 Index, and S&P Global Natural Resources Index.
[2]	Effective December 18, 2014, the Morningstar Global Allocation Index has replaced the Blended Index, MSCI Emerging Markets Index and the S&P Global Natural Resources Index as a more appropriate comparative index for the Fund.
[3]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. Effective December 18, 2014 the Fund's investment strategy was modified to narrow the range of exchange-traded funds in which the Fund invests. The estimated AFFE above reflects the change in strategy.
[4]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement and Waivers" found in the Financial Highlights, which reflects the Fund's operating expenses and does not include AFFE.
[5]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Fund's Institutional Class shares (the "Expense Cap"). The Expense Cap will remain in effect through at least December 17, 2015, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.